Note 5 - Allowance for Doubtful Accounts and Loans	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

An analysis of the allowance for doubtful accounts and loans for the years ended March 31, 2014, 2015 and 2016 is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2014	¥176,393	¥(12,067)	¥(46,935)	–	¥117,391

Year ended March 31, 2015	¥117,391	¥(3,153)	¥33,158	¥849	¥148,245

Year ended March 31, 2016	¥148,245	¥(45,108)	¥48,407	¥(29)	¥151,515